PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

Total
June 30, 2024

Office Equipment	$37,951
Furniture and Fittings	42,399
Kitchen Equipment	27,687
Operating Equipment	8,296
Leasehold Improvements	138,738

Depreciation:
Office equipment	(29,308)
Furniture and Fittings	(36,677)
Kitchen Equipment	(11,164)
Operating Equipment	(4,321)
Leasehold Improvements	(56,168)
Total, net	$117,433

December 31, 2023

Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	122,083

Depreciation:
Office Equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

For the three months ended June 30, 2024 and 2023, the Company recorded depreciation expenses of $15,566 and $13,884, respectively. For the six months ended June 30, 2024 and 2023, the Company recorded depreciation expenses of $30,209 and $28,475, respectively. As of June 30, 2024, the Company disposed the office and equipment, at cost of $7,351, and the furniture and fittings, at cost of $2,755, from F&BPLQ due to close down of café. $5,820 loss on disposal of PPE was recorded in the general and administrative expenses.

Note 7. Property and Equipment, net

The components of property and equipment are as follows:

December 31, 2023	Total

Office Equipment	$30,861
Furniture and Fittings	46,376
Kitchen Equipment	23,044
Operating Equipment	8,522
Leasehold Improvements	$122,083

Depreciation:
Office equipment	(15,848)
Furniture and Fittings	(31,518)
Kitchen Equipment	(8,368)
Operating Equipment	(3,373)
Leasehold Improvements	(42,549)
Total, net	$129,230

December 31, 2022

Office Equipment	$25,391
Furniture and Fittings	42,851
Kitchen Equipment	20,257
Operating Equipment	8,384
Leasehold Improvements	111,924

Depreciation:
Office Equipment	(23,449)
Furniture and Fittings	(1,671)
Kitchen Equipment	(3,240)
Operating Equipment	(1,223)
Leasehold Improvements	(12,886)
Total, net	$166,338

For the years ended December 31, 2023 and 2022, the Company recorded depreciation expenses of $58,006 and $33,867, respectively.